Valuation Allowances (Tables)	12 Months Ended
Dec. 31, 2014
Valuation Allowances [Abstract]
Summary of Allowance for Doubtful Accounts
Allowance for doubtful accounts consists of the following at December 31:

	2014	2013	2012
Beginning balance	$8.4	$4.0	$2.3
Provision for doubtful accounts	4.2	7.7	3.9
Recovery of bad debts	0.6	1.7	0.5
Write-offs of bad debt	(8.2)	(5.4)	(2.6)
Other	—	0.4	(0.1)
	$5.0	$8.4	$4.0

Deferred Tax Asset Valuation Allowances
The deferred tax asset valuation allowances at December 31 consist of the following:

	2014	2013	2012
Balance at January 1,	$141.6	$128.1	$35.3
(Decrease) in valuation allowance for tax provision for continuing operations	(51.4)	—	—
Increase in valuation allowance for tax provision for continuing operations	5.9	7.6	77.7
Additions from purchase accounting	—	5.9	14.9
Other	—	—	0.2
Balance at December 31,	$96.1	$141.6	$128.1